Quarterly Holdings Report
for
Fidelity Advisor® Equity Growth Fund
August 31, 2026
EPG-NPRT3-1026
1.805739.122
Common Stocks - 98.1%
	Shares	Value ($)
AUSTRALIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
BHP Group Ltd ADR (a)	858,417	80,622,525
BELGIUM - 0.9%
Health Care - 0.9%
Biotechnology - 0.7%
Argenx SE ADR (b)	88,100	90,889,246
Pharmaceuticals - 0.2%
UCB SA	86,600	21,657,077
TOTAL BELGIUM		112,546,323
CANADA - 1.2%
Information Technology - 0.6%
IT Services - 0.6%
Shopify Inc Class A (United States) (b)	520,298	76,676,316
Materials - 0.6%
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA (United States) (a)	161,879	32,879,244
Franco-Nevada Corp	153,000	40,248,400
TOTAL MATERIALS		73,127,644
TOTAL CANADA		149,803,960
CHILE - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Antofagasta PLC	1,032,400	56,501,652
Lundin Mining Corp	1,741,622	46,633,423

TOTAL CHILE		103,135,075
CHINA - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Contemporary Amperex Technology Co Ltd A Shares (China)	957,600	51,807,802
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (b)(d)	1,892,438	19
LUXEMBOURG - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
ArcelorMittal SA depository receipt (a)	1,230,120	91,766,952
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	42,365	8,848,778
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	26,500	5,952,960
NORWAY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	464,850	4,693,138
SWEDEN - 0.2%
Industrials - 0.2%
Machinery - 0.2%
Epiroc AB A Shares	786,900	21,682,919
TAIWAN - 3.3%
Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 0.1%
Chroma ATE Inc	267,000	16,513,115
Semiconductors & Semiconductor Equipment - 3.2%
MediaTek Inc	559,000	69,200,976
Taiwan Semiconductor Manufacturing Co Ltd ADR	829,592	344,546,149
		413,747,125
TOTAL TAIWAN		430,260,240
UNITED KINGDOM - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(d)(e)	6,400	12,345,216
UNITED STATES - 89.8%
Communication Services - 13.1%
Diversified Telecommunication Services - 0.5%
Space Exploration Technologies Corp (c)	323,737	44,191,881
Space Exploration Technologies Corp - Lockup Released	119,737	16,344,759
Space Exploration Technologies Corp Class A	8,611	1,237,315
		61,773,955
Entertainment - 0.2%
Live Nation Entertainment Inc (b)	161,538	29,059,070
Interactive Media & Services - 12.4%
Alphabet Inc Class A	4,020,277	1,364,281,000
Epic Games Inc (b)(d)(e)	3,289	1,211,569
Meta Platforms Inc Class A	426,820	244,286,159
		1,609,778,728
TOTAL COMMUNICATION SERVICES		1,700,611,753
Consumer Discretionary - 7.3%
Automobiles - 2.2%
Tesla Inc (b)	778,708	286,525,609
Waymo LLC Class B (d)(e)	5,800	953,056
		287,478,665
Broadline Retail - 2.6%
Amazon.com Inc (b)	1,276,381	331,565,493
Hotels, Restaurants & Leisure - 1.3%
Hilton Worldwide Holdings Inc	242,444	76,680,188
Viking Holdings Ltd (b)	1,075,615	92,653,476
		169,333,664
Household Durables - 0.6%
Blu Homes Inc (b)(d)(e)	12,123,162	3,758
SharkNinja Inc (b)	417,500	80,364,575
		80,368,333
Specialty Retail - 0.6%
Ross Stores Inc	209,300	47,833,422
Williams-Sonoma Inc	128,540	29,339,255
		77,172,677
TOTAL CONSUMER DISCRETIONARY		945,918,832
Energy - 1.1%
Energy Equipment & Services - 0.2%
SLB Ltd	429,600	25,818,960
Oil, Gas & Consumable Fuels - 0.9%
APA Corp	1,376,048	59,376,471
ExxonMobil Holdings Corp	320,277	51,548,583
Ovintiv Inc	106,110	6,966,122
		117,891,176
TOTAL ENERGY		143,710,136
Financials - 4.5%
Banks - 0.5%
Bank of America Corp	1,072,202	66,412,192
Capital Markets - 1.6%
Cboe Global Markets Inc	79,600	23,895,920
Morgan Stanley	589,603	125,774,112
State Street Corp	323,300	61,873,154
		211,543,186
Financial Services - 2.4%
Mastercard Inc Class A	527,052	310,597,014
TOTAL FINANCIALS		588,552,392
Health Care - 8.2%
Biotechnology - 3.1%
Adamas Pharmaceuticals Inc rights (b)(d)	1,000,100	9
Alnylam Pharmaceuticals Inc (b)	231,599	55,743,563
Blueprint Medicines Corp rights (b)(d)	41,532	0
Caris Life Sciences Inc (b)	175,200	4,465,848
Cogent Biosciences Inc (b)	439,898	15,396,430
Hemab Therapeutics Holdings Inc	58,000	2,652,340
Insmed Inc (b)	479,312	58,389,788
Legend Biotech Corp ADR (b)	472,672	9,822,124
Moderna Inc (b)	985,401	138,291,177
Natera Inc (b)	119,300	38,409,828
Revolution Medicines Inc (b)	259,400	53,324,858
Twist Bioscience Corp (b)	24,100	3,349,900
Tyra Biosciences Inc (b)	678,600	16,985,358
		396,831,223
Health Care Equipment & Supplies - 0.8%
Edwards Lifesciences Corp (b)	565,467	51,316,130
Medline Inc Class A (a)	1,347,108	47,189,193
		98,505,323
Health Care Providers & Services - 0.0%
Guardant Health Inc (b)	38,300	6,090,466
Life Sciences Tools & Services - 0.5%
10X Genomics Inc Class A (b)	43,001	2,685,412
Illumina Inc (b)	312,500	66,759,375
		69,444,787
Pharmaceuticals - 3.8%
Crinetics Pharmaceuticals Inc (b)	291,865	24,793,932
Eli Lilly & Co	400,352	463,099,170
		487,893,102
TOTAL HEALTH CARE		1,058,764,901
Industrials - 7.9%
Aerospace & Defense - 0.5%
Anduril Industries Inc Class B (b)(d)(e)	1,399	102,827
Anduril Industries Inc Class C (b)(d)(e)	1	73
Beta Technologies Inc Class A (b)	67,200	1,350,720
Boeing Co (b)	289,689	60,191,581
GE Aerospace	20,879	7,009,289
		68,654,490
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	37,400	5,597,283
Building Products - 0.7%
Trane Technologies PLC	217,294	96,565,454
Construction & Engineering - 0.5%
Dycom Industries Inc (b)	117,796	34,303,373
EMCOR Group Inc	37,300	27,398,342
		61,701,715
Electrical Equipment - 1.2%
Eaton Corp PLC	61,300	24,635,244
GE Vernova Inc	120,617	108,377,993
Nextpower Inc (b)	193,671	15,886,832
Regal Rexnord Corp	29,917	4,740,349
		153,640,418
Ground Transportation - 0.4%
Old Dominion Freight Line Inc	239,873	47,965,005
Machinery - 3.5%
Caterpillar Inc	121,700	97,052,099
Cummins Inc	110,000	62,084,000
Deere & Co	104,124	68,191,849
PACCAR Inc	490,600	60,898,178
Parker-Hannifin Corp	53,400	52,302,096
Westinghouse Air Brake Technologies Corp	352,444	100,774,313
		441,302,535
Passenger Airlines - 0.3%
Delta Air Lines Inc	573,300	44,717,400
Trading Companies & Distributors - 0.8%
Ferguson Enterprises Inc	270,420	60,711,994
United Rentals Inc	39,358	40,853,604
		101,565,598
TOTAL INDUSTRIALS		1,021,709,898
Information Technology - 46.2%
Communications Equipment - 0.8%
Arista Networks Inc (b)	436,245	85,368,784
Lumentum Holdings Inc (b)	20,300	18,569,627
		103,938,411
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp Class A	781,172	123,854,821
Coherent Corp (b)	120,000	33,339,600
Corning Inc	407,500	60,607,475
		217,801,896
Semiconductors & Semiconductor Equipment - 30.0%
Advanced Micro Devices Inc (b)	679,000	319,618,880
Analog Devices Inc	292,900	106,070,806
Applied Materials Inc	301,300	138,112,907
Broadcom Inc	1,200,284	444,513,177
Intel Corp (b)	1,019,000	91,210,690
KLA Corp	461,300	80,935,085
Lam Research Corp	498,900	150,413,361
MACOM Technology Solutions Holdings Inc (b)	131,800	34,772,794
Marvell Technology Inc	375,000	79,372,500
Micron Technology Inc	353,500	338,911,055
Monolithic Power Systems Inc	17,900	22,693,082
NVIDIA Corp	9,112,958	2,011,958,867
SiTime Corp (b)	52,606	29,744,485
Teradyne Inc	109,000	38,131,470
		3,886,459,159
Software - 7.4%
Asapp Inc warrants 8/28/2028 (b)(d)(e)	2,071,818	435,082
Cadence Design Systems Inc (b)	233,100	78,969,618
Canva Inc Class A (b)(d)(e)	5,700	8,534,781
Crowdstrike Holdings Inc Class A (b)	327,900	75,744,900
Datadog Inc Class A (b)	513,800	121,791,152
Microsoft Corp	894,644	453,843,955
Oracle Corp	112,600	16,790,912
Palantir Technologies Inc Class A (b)	366,000	68,215,080
Palo Alto Networks Inc (b)	369,700	141,273,461
		965,598,941
Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc	2,332,668	739,105,856
Seagate Technology Holdings PLC	94,100	77,950,558
		817,056,414
TOTAL INFORMATION TECHNOLOGY		5,990,854,821
Materials - 1.3%
Chemicals - 0.5%
Corteva Inc	803,051	67,962,206
Metals & Mining - 0.8%
Alcoa Corp	1,552,108	77,527,795
Steel Dynamics Inc	118,300	27,518,946
		105,046,741
TOTAL MATERIALS		173,008,947
Real Estate - 0.2%
Health Care REITs - 0.2%
Ventas Inc	294,200	26,822,213
TOTAL UNITED STATES		11,649,953,893
TOTAL COMMON STOCKS (Cost $8,065,292,551)		12,723,419,800

Convertible Preferred Stocks - 1.9%
	Shares	Value ($)
UNITED STATES - 1.9%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series D-2 (d)(e)	20,600	3,384,992
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(d)(e)	57,400	624,512
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(d)(e)	111,100	204,424
Industrials - 0.3%
Aerospace & Defense - 0.2%
Anduril Industries Inc Series F (b)(d)(e)	208,346	15,313,431
Anduril Industries Inc Series G (b)(d)(e)	13,400	984,900
Anduril Industries Inc Series H (d)(e)	132,700	9,753,450
		26,051,781
Air Freight & Logistics - 0.1%
Zipline International Inc Series H (d)(e)	112,900	8,141,219
TOTAL INDUSTRIALS		34,193,000
Information Technology - 1.5%
Software - 1.5%
Anthropic PBC Series F (b)(d)(e)	49,200	38,254,476
Anthropic PBC Series G (d)(e)	83,500	64,923,755
Anthropic PBC Series H (d)(e)	52,900	41,131,337
Asapp Inc Series C (b)(d)(e)	367,427	510,724
Asapp Inc Series D (b)(d)(e)	3,611,038	3,141,603
Canva Inc Series A (b)(d)(e)	846	1,266,741
Canva Inc Series A2 (b)(d)(e)	154	230,588
Databricks Inc Series K (d)(e)	46,800	11,840,400
OpenAI Group Pbc Series A-2 (d)(e)	34,033	23,404,154
World Labs Technologies Inc Series C (d)(e)	12,100	3,946,052
World Labs Technologies Inc Series C PRIME (d)(e)	9,268	3,223,040
TOTAL INFORMATION TECHNOLOGY		191,872,870
Materials - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings Inc Series C2 (b)(d)(e)	76,285	2,097,838
Illuminated Holdings Inc Series C3 (b)(d)(e)	95,356	2,628,965
Illuminated Holdings Inc Series C4 (b)(d)(e)	27,230	753,998
Illuminated Holdings Inc Series C5 (b)(d)(e)	53,844	1,506,017
Illuminated Holdings Inc Series E2 (d)(e)	230,280	6,332,700
TOTAL MATERIALS		13,319,518
TOTAL UNITED STATES		243,599,316
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $133,971,888)		243,599,316

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	19,053,291	19,057,102
Fidelity Securities Lending Cash Central Fund (f)(g)	3.72	196,855,239	196,874,924
TOTAL MONEY MARKET FUNDS (Cost $215,932,026)			215,932,026

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $8,415,196,465)	13,182,951,142
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(208,931,209)
NET ASSETS - 100.0%	12,974,019,933

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $44,191,881 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $267,185,678 or 2.1% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $35,207,385.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	732,470

Anduril Industries Inc Class B	6/16/2025	57,195

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series F	8/7/2024	4,528,734

Anduril Industries Inc Series G	4/17/2025	547,829

Anduril Industries Inc Series H	5/12/2026	9,150,023

Anthropic PBC Series F	8/18/2025	6,935,606

Anthropic PBC Series G	1/27/2026	21,637,889

Anthropic PBC Series H	5/28/2026	31,158,603

Asapp Inc Series C	4/30/2021	2,423,953

Asapp Inc Series D	8/29/2023	13,944,023

Asapp Inc warrants 8/28/2028	8/29/2023	2

Blu Homes Inc	5/21/2020	20,968

Canva Inc Class A	8/19/2025 - 11/12/2025	9,382,998

Canva Inc Series A	9/22/2023	902,395

Canva Inc Series A2	9/22/2023	164,266

Databricks Inc Series K	9/8/2025	7,020,000

ElevateBio LLC Series C	3/9/2021	466,064

Epic Games Inc	3/29/2021	2,910,765

Illuminated Holdings Inc Series C2	7/7/2020	1,907,125

Illuminated Holdings Inc Series C3	7/7/2020	2,860,680

Illuminated Holdings Inc Series C4	1/8/2021	980,280

Illuminated Holdings Inc Series C5	6/16/2021	2,326,061

Illuminated Holdings Inc Series E2	6/14/2023 - 9/27/2023	3,871,000

OpenAI Group Pbc Series A-2	9/30/2024	6,393,400

Revolut Group Holdings Ltd	1/28/2026	9,024,611

Waymo LLC Class B	4/22/2026	953,032

Waymo LLC Series D-2	2/2/2026	3,384,908

World Labs Technologies Inc Series C	2/17/2026	3,148,886

World Labs Technologies Inc Series C PRIME	2/17/2026	3,135,458

Zipline International Inc Series H	12/3/2025	6,352,235

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Space Exploration Technologies Corp	12/8/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	11,618,468	1,352,385,678	1,344,938,573	1,470,270	(8,471)	-	19,057,102	19,053,291
Fidelity Securities Lending Cash Central Fund	89,928	1,081,271,728	884,486,692	308,655	(40)	-	196,874,924	196,855,239
	11,708,396	2,433,657,406	2,229,425,265	1,778,925	(8,511)	-	215,932,026

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.